Deposits - Summary of Deposits and Components (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure Of Deposits [Line items]
Deposit	$ 621,158.0	$ 570,740.0
Purchased notes, net	2.2	3,100.0
Notes issued	344,388.0	311,426.0
Business And Government Deposits [member]
Disclosure Of Deposits [Line items]
Deposit	344,388.0	311,426.0
Deposits structured liabilities	8,800.0	9,100.0
Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposit	261,194.0
Payable on fixed date [member] | Business And Government Deposits [member]
Disclosure Of Deposits [Line items]
Deposit	157,275.0
Payable on fixed date [member] | Bank recapitalization (bail-in) conversion regulations [member]
Disclosure Of Deposits [Line items]
Deposit	32,600.0	19,900.0
CIBC Capital Trust [member]
Disclosure Of Deposits [Line items]
Notes issued	300.0	303.0
Denominated in U.S. dollars [member]
Disclosure Of Deposits [Line items]
Deposit	215,400.0	185,200.0
Denominated in other foreign currencies [member]
Disclosure Of Deposits [Line items]
Deposit	$ 37,100.0	$ 30,200.0